UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:    BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 137.9%
Corporate — 4.0%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$14,500	$18,085,125
County/City/Special District/School District — 21.8%
Anchor Bay School District, GO, Refunding, (Q-SBLF):
4.38%, 5/01/27	1,600	1,742,032
4.50%, 5/01/29	1,505	1,626,484
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF):
5.00%, 5/01/35	1,100	1,237,401
5.00%, 5/01/36	1,500	1,682,415
5.00%, 5/01/37	1,170	1,308,434
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/35	2,965	3,312,765
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	5,185	5,777,749
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	1,200	1,349,184
5.50%, 5/01/41	2,185	2,456,639
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	1,000	1,019,860
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	5,300	5,674,286
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 5/01/32	1,500	1,700,820
5.00%, 5/01/33	1,600	1,805,056
5.00%, 5/01/34	1,200	1,347,720
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 5/01/41	1,140	1,268,353
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	1,500	1,696,200
5.00%, 5/01/34	1,500	1,688,280
5.00%, 5/01/35	1,000	1,121,770

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$4,950	$5,285,363
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	1,000	1,124,320
5.50%, 5/01/36	2,000	2,248,640
5.50%, 5/01/41	2,575	2,895,124
Grand Rapids Public Schools, GO, Refunding Unlimited Tax (AGM), 5.00%, 5/01/29	1,000	1,182,270
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 5/01/40	3,250	3,583,125
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,750	7,533,067
Kentwood Public Schools, GO, School Building & Site:
5.00%, 5/01/41	1,120	1,250,682
5.00%, 5/01/44	1,815	2,022,309
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	5,000	5,445,600
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	3,375	3,740,816
Portage Public Schools, GO, Refunding School Building & Site:
5.00%, 11/01/34	1,000	1,129,880
5.00%, 11/01/36	1,000	1,121,610
5.00%, 11/01/37	1,250	1,397,900
5.00%, 11/01/35	1,340	1,507,379
Romeo Community School District, GO, Refunding School Building & Site, Series 1 (Q-SBLF), 5.00%, 5/01/41	2,250	2,512,530
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (a)	3,000	3,001,080
Township of Montrose Michigan Community Schools, GO, (NPFGC) (Q-SBLF), 6.20%, 5/01/17	210	210,074
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/28	2,000	2,310,300

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/37	$2,850	$3,177,608
5.00%, 5/01/40	2,630	2,920,825
5.00%, 5/01/43	1,530	1,694,444
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	1,000	1,114,310
5.00%, 5/01/34	1,000	1,109,130
5.00%, 5/01/35	1,000	1,104,700

		98,438,534
Education — 25.6%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	835,559
Ferris State University, Refunding RB:
5.00%, 10/01/41	2,250	2,503,620
General (AGM), 4.50%, 10/01/24	1,595	1,667,269
General (AGM), 4.50%, 10/01/25	1,405	1,468,661
Grand Valley State University, RB, (NPFGC), 5.50%, 2/01/18	390	398,791
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,697,348
College for Creative Studies, 5.00%, 12/01/36	1,550	1,628,895
College for Creative Studies, 5.00%, 12/01/40	2,900	3,027,165
College for Creative Studies, 5.00%, 12/01/45	4,400	4,580,092
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/28	8,750	8,953,437
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,002,660
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,885,853
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	3,150	3,181,027

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (continued)
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	$8,470	$9,161,914
5.00%, 2/15/44	1,000	1,081,690
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	1,978,938
Oakland University, RB:
5.00%, 3/01/41	3,635	4,040,557
General, 5.00%, 3/01/32	400	443,204
General, Series A, 5.00%, 3/01/38	5,490	6,061,729
General, Series A, 5.00%, 3/01/43	16,845	18,523,604
University of Michigan, RB, Series A, 5.00%, 4/01/39	3,425	3,857,235
University of Michigan, Refunding RB, 5.00%, 4/01/46	10,000	11,446,100
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,294,360
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,938,725
5.25%, 11/15/43	8,475	9,451,405
(AGM), 5.25%, 11/15/33	1,000	1,132,200
(AGM), 5.00%, 11/15/39	1,750	1,923,863

		115,165,901
Health — 36.9%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,587,393
5.00%, 7/01/47	2,200	2,381,544
Kalamazoo Hospital Finance Authority, RB, (AGM), Bronson Methodist Hospital:
5.25%, 5/15/20 (a)	4,140	4,626,698
5.25%, 5/15/36	3,360	3,606,926
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,273,550
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	1,025	1,036,060
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,739,000

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan Finance Authority, RB (continued):
Sparrow Obligated Group, 5.00%, 11/15/45	$3,750	$4,097,475
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	3,000	3,326,520
Henry Ford Health System, 3.25%, 11/15/42	1,145	972,357
Henry Ford Health System, 4.00%, 11/15/46	11,000	10,793,860
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,119,270
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,228,080
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,547,850
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,664,355
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,464,868
MidMichigan Health, 5.00%, 6/01/39	1,500	1,639,185
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	23,157
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,650,150
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,308,730
Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,576,455
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,485,820
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/19 (a)	3,165	3,526,665
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,354,640
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	1,000	1,008,870
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	5,730	5,780,825
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	3,970	4,005,214

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, Refunding RB (continued):
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (a)	$3,330	$3,404,958
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	1,365	1,385,734
McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	6,000	6,296,640
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,433,330
Trinity Health, 6.50%, 12/01/18 (a)	425	461,342
Trinity Health, 6.50%, 12/01/33	80	86,171
Trinity Health Credit Group, 6.50%, 12/01/18 (a)	1,895	2,057,041
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (a)	940	1,014,833
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (a)	1,500	1,622,355
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,424,974
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	28,005	30,646,992
Series W, 6.00%, 8/01/19 (a)	1,500	1,661,625
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	2,000	2,192,800

		166,514,312
Housing — 6.6%
Michigan State HDA, RB:
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,044,970
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,603,949
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,163,950
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,374,813
S/F Housing, Series A, 4.75%, 12/01/25	6,840	7,273,656

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (continued)
Michigan State HDA, RB (continued):
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	$3,340	$3,341,536
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	5,460	5,795,026

		29,597,900
State — 16.3%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	5,940,270
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,077,980
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,339,840
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	7,896,280
State of Michigan, COP, (AMBAC), 0.00%, 6/01/22 (b)(c)	3,000	2,751,360
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,253,893
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I, 6.25%, 10/15/18 (a)	3,780	4,064,974
Facilities Program, Series I, 6.25%, 10/15/18 (a)	2,260	2,430,381
Facilities Program, Series I, 6.25%, 10/15/38	210	224,799
Facilities Program, Series I (AGC), 5.25%, 10/15/24	6,000	6,552,840
Facilities Program, Series I (AGC), 5.25%, 10/15/25	3,500	3,818,920
Facilities Program, Series I (AGC), 5.25%, 10/15/26	1,000	1,090,100
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,254,540
Facilities Program, Series II (AGM), 5.00%, 10/15/26	7,500	8,128,725
Series I, 5.00%, 4/15/41	4,750	5,295,443

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (continued)
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	$3,000	$3,381,150
5.00%, 11/15/36	5,345	6,006,764

		73,508,259
Transportation — 11.3%
State of Michigan, RB, Garvee, GAB (AGM), 5.25%, 9/15/17 (a)	8,500	8,642,630
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,602,897
Series D, 5.00%, 12/01/35	3,850	4,242,161
Series D, 5.00%, 12/01/45	5,000	5,443,800
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,264,360
(AGC), 5.75%, 12/01/26	4,060	4,328,326
(AGC), 5.38%, 12/01/32	13,000	13,674,830
Series F, 5.00%, 12/01/34	8,000	8,877,280

		51,076,284
Utilities — 15.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,655	2,863,922
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 7/01/41	4,325	4,698,680
(NPFGC), 5.00%, 7/01/34	10	10,028
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,280	1,427,226
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	10,000	11,219,200
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,592,891
5.00%, 7/01/31	6,830	7,662,713
5.00%, 7/01/37	3,335	3,703,384
5.50%, 7/01/41	5,000	5,685,700
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	537,055

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Utilities (continued)
City of Port Huron Michigan, RB, Water Supply System (continued):
5.63%, 10/01/40	$1,500	$1,641,810
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 7/01/46	10,000	10,833,000
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 7/01/34	2,000	2,217,600
Government Loan Program, 5.00%, 7/01/35	750	828,225
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	1,000	1,131,650
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/32	5,250	5,915,857
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/33	3,000	3,366,090
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20 (a)	2,000	2,248,140

		69,583,171
Total Municipal Bonds — 137.9%		621,969,486

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Michigan — 24.7%
County/City/Special District/School District — 4.2%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (a)	10,440	10,928,905
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/18 (a)	7,500	7,809,525

		18,738,430

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Michigan (continued)
Education — 11.9%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	$10,000	$11,329,500
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/18 (a)	10,000	10,475,600
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	10,981,200
Wayne State University, Refunding RB, General (AGM):
5.00%, 11/15/18 (a)	8,880	9,349,483
5.00%, 11/15/35	11,120	11,707,912

		53,843,695
Health — 7.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, 5.00%, 11/01/44	10,002	10,981,960
Michigan Finance Authority, Refunding RB:
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	212,756
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	21,731,753

		32,926,469
State — 1.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,683,798
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.7%		111,192,392
Total Long-Term Investments (Cost — $697,078,245) — 162.6%		733,161,878

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (e)(f)	2,521,583	2,522,087
Total Short-Term Securities (Cost — $2,521,911) — 0.6%		2,522,087

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Value
Total Investments (Cost — $699,600,156*) — 163.2%	$735,683,965
Other Assets Less Liabilities — 0.9%	4,577,576
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.8)%	(57,575,176)
Loan for TOB Trust Certificates — (0.00)%	(325,252)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.3)%	(231,463,714)

Net Assets Applicable to Common Shares — 100.0%	$450,897,399

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$641,948,667

Gross unrealized appreciation	$37,801,649
Gross unrealized depreciation	(1,788,407)

Net unrealized appreciation	$36,013,242

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,096,066	(1,574,483)	2,521,583	$2,522,087	$13,155	$441	$176
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(91)	5-Year U.S. Treasury Note	June 2017	$10,774,969	$(48,215)
(233)	10-Year U.S. Treasury Note	June 2017	$29,292,469	(256,177)
(157)	Long U.S. Treasury Bond	June 2017	$24,016,094	(310,685)
(25)	Ultra U.S. Treasury Bond	June 2017	$4,073,437	(78,157)
Total				$(693,234)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$733,161,878	—	$733,161,878
Short-Term Securities	$2,522,087	—	—	2,522,087

Total	$2,522,087	$733,161,878	—	$735,683,965

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(693,234)	—	—	$(693,234)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(57,396,804)	—	$(57,396,804)
Loan for TOB Trust Certificates	—	(325,252)	—	(325,252)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

Total	—	$(289,622,056)	—	$(289,622,056)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2017